Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax [Abstract]
Greek Tonnage tax	$ 53	$ 47	$ 108	$ 67